Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 688,543	$ 393,692	$ 628,907
Production costs, excluding depreciation
Operating costs	(99,767)	(89,197)	(104,388)
Royalties	(113,023)	(35,875)	(64,576)
Total production costs	(212,790)	(125,072)	(168,964)
Exploration expenses	(16,783)	(64,488)	(31,146)
Accretion expense	(3,140)	(4,276)	(3,650)
Impairment loss for non-financial assets	(4,334)	(99,889)	(7,559)
Depreciation, depletion and amortization	(78,479)	(106,164)	(99,984)
Results of operations before income tax	373,017	(6,197)	317,604
Income tax (expense) benefit	(120,890)	(24,862)	(109,878)
Results of oil and gas operations	252,127	(31,059)	207,726
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	618,268	334,606	538,917
Production costs, excluding depreciation
Operating costs	(72,043)	(61,866)	(60,545)
Royalties	(106,341)	(30,453)	(56,399)
Total production costs	(178,384)	(92,319)	(116,944)
Exploration expenses	(11,276)	(12,493)	(10,921)
Accretion expense	(576)	(670)	(813)
Impairment loss for non-financial assets	0	0	0
Depreciation, depletion and amortization	(54,588)	(56,720)	(44,906)
Results of operations before income tax	373,444	172,404	365,333
Income tax (expense) benefit	(115,989)	(55,169)	(120,560)
Results of oil and gas operations	257,455	117,235	244,773
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	21,471	21,704	32,336
Production costs, excluding depreciation
Operating costs	(10,280)	(9,491)	(18,608)
Royalties	(770)	(753)	(1,181)
Total production costs	(11,050)	(10,244)	(19,789)
Exploration expenses	(4,509)	(50,301)	(126)
Accretion expense	(1,319)	(1,358)	(1,283)
Impairment loss for non-financial assets	(17,641)	(81,967)	0
Depreciation, depletion and amortization	(12,806)	(32,233)	(34,344)
Results of operations before income tax	(25,854)	(154,399)	(23,206)
Income tax (expense) benefit	3,878	23,160	3,481
Results of oil and gas operations	(21,976)	(131,239)	(19,725)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	20,109	12,783	23,049
Production costs, excluding depreciation
Operating costs	(2,954)	(2,827)	(4,098)
Royalties	(1,642)	(1,049)	(1,855)
Total production costs	(4,596)	(3,876)	(5,953)
Exploration expenses		(1,000)	(6,152)
Accretion expense	(535)	(867)	(832)
Impairment loss for non-financial assets	0	(1,717)	0
Depreciation, depletion and amortization	(2,933)	(2,488)	(6,200)
Results of operations before income tax	12,045	2,835	3,912
Income tax (expense) benefit	(4,095)	(964)	(1,330)
Results of oil and gas operations	7,950	1,871	2,582
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	28,695	24,599	34,605
Production costs, excluding depreciation
Operating costs	(14,490)	(15,013)	(21,137)
Royalties	(4,270)	(3,620)	(5,141)
Total production costs	(18,760)	(18,633)	(26,278)
Exploration expenses	(998)	(694)	(13,947)
Accretion expense	(710)	(1,381)	(722)
Impairment loss for non-financial assets	13,307	(16,205)	(7,559)
Depreciation, depletion and amortization	(8,152)	(14,723)	(14,534)
Results of operations before income tax	13,382	(27,037)	(28,435)
Income tax (expense) benefit	(4,684)	8,111	8,531
Results of oil and gas operations	$ 8,698	$ (18,926)	$ (19,904)